UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Communications Fund

	Shares	Value ($)
Common Stocks 92.1%
Industrial 0.5%
Universal Display Corp.	4,700	474,700
Internet 0.5%
Alibaba Group Holding Ltd. (ADR)*	2,600	477,204
Media 6.5%
Altice U.S.A., Inc. "A"* (a)	45,000	831,600
Comcast Corp. "A"	36,000	1,230,120
Liberty Global PLC "A"*	35,261	1,104,022
Time Warner, Inc.	12,000	1,134,960
Walt Disney Co.	6,701	673,048
World Wrestling Entertainment, Inc. "A"	30,600	1,101,906
		6,075,656
National Carriers 49.0%
AT&T, Inc.	209,000	7,450,850
BCE, Inc.	35,000	1,506,113
BT Group PLC	895,300	2,861,148
CenturyLink, Inc.	141,708	2,328,262
Deutsche Telekom AG (Registered)	248,000	4,048,385
Koninklijke (Royal) KPN NV	179,081	538,943
Nippon Telegraph & Telephone Corp.	80,000	3,723,060
Orange SA	285,646	4,860,710
Singapore Telecommunications Ltd.	754,000	1,956,382
Swisscom AG (Registered)	2,900	1,439,877
TDC AS*	149,234	1,235,345
Telecom Italia SpA (RSP)	298,469	248,742
Telefonica SA	378,938	3,757,572
Telenor ASA	8,600	194,363
Verizon Communications, Inc.	161,700	7,732,494
Zayo Group Holdings, Inc.*	55,000	1,878,800
		45,761,046
Real Estate Investment Trust (REITs) 6.5%
American Tower Corp.	21,200	3,081,208
Crown Castle International Corp.	18,500	2,027,785
Equinix, Inc.	2,200	919,908
		6,028,901
Software 1.8%
Activision Blizzard, Inc.	11,000	742,060
Akamai Technologies, Inc.*	13,300	944,034
		1,686,094
Wireless Services 27.3%
America Movil SAB de CV "L", (ADR)	57,800	1,103,402
China Unicom (Hong Kong) Ltd.*	1,000,000	1,275,166
KDDI Corp.	158,000	4,075,079
Millicom International Cellular SA (SDR)	4,974	340,392
NTT DoCoMo, Inc.	50,000	1,276,094
SoftBank Group Corp.	81,000	6,056,468
T-Mobile U.S., Inc.*	64,100	3,912,664
Vodafone Group PLC	2,714,300	7,417,346
		25,456,611
Total Common Stocks (Cost $89,836,947)		85,960,212
	Principal Amount ($)	Value ($)
Corporate Bonds 5.1%
Real Estate 2.0%
Equinix, Inc., (REIT), 5.375%, 5/15/2027	1,000,000	1,015,000
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	900,000	861,750
		1,876,750
National Carriers 2.1%
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)	1,000,000	1,007,500
Zayo Group LLC, 6.375%, 5/15/2025	900,000	931,500
		1,939,000
Telecommunication Services 1.0%
GTT Communications, Inc., 144A, 7.875%, 12/31/2024	900,000	902,250
Total Corporate Bonds (Cost $4,829,381)		4,718,000
Convertible Bond 1.0%
Telecommunication Services
Ciena Corp., 4.0%, 12/15/2015 (Cost $942,624)	700,000	983,305
	Shares	Value ($)
Securities Lending Collateral 2.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares," 1.56% (b) (c) (Cost $1,904,745)	1,904,745	1,904,745
Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 1.64% (b) (Cost $1,833,460)	1,833,460	1,833,460
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $99,347,157)	102.2	95,399,722
Other Assets and Liabilities, Net	(2.2)	(2,043,082)
Net Assets	100.0	93,356,640

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 2.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares, " 1.56% (b) (c)
1,980,925	—	76,180	—	—	11,649	—	1,904,745	1,904,745
Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 1.64% (b)
7,848,135	3,829,192	9,843,867	—	—	15,944	—	1,833,460	1,833,460
9,829,060	3,829,192	9,920,047	—	—	27,593	—	3,738,205	3,738,205

* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $1,835,237, which is 2.0% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Industrial	$474,700	$—	$—	$474,700
Internet	477,204	—	—	477,204
Media	6,075,656	—	—	6,075,656
National Carriers	20,896,519	24,864,527	—	45,761,046
Equity Real Estate Investment Trusts	6,028,901	—	—	6,028,901
Software	1,686,094	—	—	1,686,094
Wireless Services	5,016,066	20,440,545	—	25,456,611
Corporate Bonds(d)	—	4,718,000	—	4,718,000
Convertible Bond	—	983,305	—	983,305
Short-Term Investments(d)	3,738,205	—	—	3,738,205
Total	$44,393,345	$51,006,377	$—	$95,399,722

There were no transfers between fair value measurement levels during the period ended March 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Communications Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018